Share-based Compensation - Share options activities (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2025 CNY (¥) shares
the 2018 Plan
Share options activities
Granted (in shares)		0
Employee Stock Option [Member]
Share options activities
Beginning balance (in shares)		13,110,000		17,939,000		21,910,000
Exercised (in shares)		(1,660,000)		(3,696,000)		(2,211,000)
Forfeited (in shares)		(400,000)		(1,133,000)		(1,760,000)
Ending balance (in shares)		11,050,000		13,110,000		17,939,000	21,910,000
Exercisable (in shares)								8,880,000
Weighted Average Exercise Price
Beginning balance (in USD/shares) | $ / shares	$ 1.6543		$ 2.4701		$ 2.0283
Exercised (in USD/shares) | $ / shares	0.5527		0.3911		0.0001
Forfeited (in USD/shares) | $ / shares	3.719		0.6909		0.1443
Ending balance (in USD/shares) | $ / shares	1.7386		$ 1.6543		$ 2.4701
Exercisable (in USD/shares) | $ / shares	$ 1.8711
Additional Disclosures
Weighted Average Remaining Contractual Life (In years)		1 year 10 months 13 days		2 years 10 months 6 days		3 years 9 months 14 days	4 years 8 months 12 days
Weighted Average Remaining Contractual Life, Exercisable (In years)		1 year 8 months 15 days
Aggregate Intrinsic Value, Beginning balance | ¥		¥ 1,550,782		¥ 1,232,411		¥ 3,305,336
Aggregate Intrinsic Value, Ending balance | ¥		¥ 1,774,828		¥ 1,550,782		¥ 1,232,411	¥ 3,305,336
Aggregate Intrinsic Value, Exercisable | ¥								¥ 1,290,266
Employees | Employee Stock Option [Member]
Share options activities
Beginning balance (in shares)		13,000,000		17,808,000		21,715,000
Exercised (in shares)		(1,634,000)		(3,689,000)		(2,147,000)
Forfeited (in shares)		(400,000)		(1,119,000)		(1,760,000)
Ending balance (in shares)		10,966,000		13,000,000		17,808,000	21,715,000
Exercisable (in shares)								8,821,000
Consultants | Employee Stock Option [Member]
Share options activities
Beginning balance (in shares)		110,000		131,000		195,000
Exercised (in shares)		(26,000)		(7,000)		(64,000)
Forfeited (in shares)				(14,000)
Ending balance (in shares)		84,000		110,000		131,000	195,000
Exercisable (in shares)								59,000